Earnings (Loss) Per Share (Details) - shares		12 Months Ended
	Jan. 21, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings (Loss) Per Share [Line Items]
Warrants share		17,964,879
Stock split shares	2,571,109		104,400	1,363,283
Reverse stock split description	1-for-5 reverse stock split	1-for-5 reverse stock split
Class A ordinary shares [Member]
Earnings (Loss) Per Share [Line Items]
Stock split shares		3,592,980	10,019,844
Reverse stock split description		1-for-5 reverse stock split